CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Goodwill	$ 16,032	$ 16,660
Other intangible assets	9,480	10,253
Property, plant and equipment	185,219	194,835
Joint ventures and associates	23,445	24,457
Investments in securities	2,255	3,246
Deferred tax	6,857	6,454
Retirement benefits	10,003	9,151
Trade and other receivables	6,018	6,298
Derivative financial instruments	374	801
Non-current assets	259,683	272,155
Current assets
Inventories	23,426	26,019
Trade and other receivables	45,860	53,273
Derivative financial instruments	9,673	15,098
Cash and cash equivalents	39,110	38,774
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	118,069	133,164
Assets classified as held for sale	9,857	951
Current assets	127,926	134,115
Total assets	387,609	406,270
Non-current liabilities
Debt	65,448	71,610
Trade and other payables	3,290	3,103
Derivative financial instruments	2,185	2,301
Deferred tax	13,505	15,347
Retirement benefits	6,752	7,549
Decommissioning and other provisions	21,227	22,531
Non-current liabilities	112,407	122,441
Current liabilities
Debt	11,630	9,931
Trade and other payables	60,693	68,237
Derivative financial instruments	7,391	9,529
Income taxes payable	4,648	3,422
Decommissioning and other provisions	4,469	4,041
Total current liabilities other than liabilities included in disposal groups classified as held for sale	88,831	95,160
Liabilities directly associated with assets classified as held for sale	6,203	307
Current liabilities	95,034	95,467
Total liabilities	207,441	217,908
Equity
Share capital	510	544
Shares held in trust	(803)	(997)
Other reserves	19,766	21,145
Retained earnings	158,834	165,915
Equity attributable to Shell plc shareholders	178,307	186,607
Non-controlling interest	1,861	1,755
Total equity	180,168	188,362
Total liabilities and equity	$ 387,609	$ 406,270